Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Contracted for but not provided	£ 1,973	£ 1,843
Operating lease commitments	301	292
Energy purchase commitments	15,709	5,328
Estimated financial effect of contingent liabilities	2,975	2,669
Expected future minimum sublease payments receivable under non-cancellable sub-leases	86	42
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	43	42
Energy purchase commitments	1,353	1,237
In 1 to 2 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	39	37
Energy purchase commitments	779	700
In 2 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	34	33
Energy purchase commitments	651	563
In 3 to 4 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	35	30
Energy purchase commitments	827	449
In 4 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	27	28
Energy purchase commitments	862	410
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	123	122
Energy purchase commitments	11,237	1,969
Guarantee of sublease for US property (expires 2040)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	173	178
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	39	46
Guarantees of certain obligations for construction of HVDC West Coast Link (expires 2019)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	139	213
Guarantees of certain obligations of Nemo Link Limited (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	19	63
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	865	1,009
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	22	98
Guarantees of certain obligations for construction of IFA 2 (expected expiry 2021)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	505	729
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	872	0
Other guarantees and letters of credit (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	341	333
Guarantees to both joint ventures and EPC contractors regarding the construction of interconnectors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	£ 470	£ 739